Intangible assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 scenario cash_Generating_Unit	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Number of different CGU's | cash_Generating_Unit	6
Explanation of period over which management has projected cash flows	The recoverable amount of the Group’s CGUs as of December 31, 2021 and 2020 has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a period from 5 to 10 years depending on the characteristics of each CGU.
Increase of pre tax discount rate	1.00%
Decrease percentage over cash flow to equity year one	10.00%
Decrease of perpetuity rate	0.50%
Decrease in value of expected synergies originated in business combination, percent	10.00%
Number of independent scenarios | scenario	4
Minimum
Disclosure of detailed information about intangible assets [line items]
Discounted cash flow projection period	5 years
Forecast period over cash flow to equity	5 years
Maximum
Disclosure of detailed information about intangible assets [line items]
Discounted cash flow projection period	10 years
Forecast period over cash flow to equity	10 years
Cash-generating units
Disclosure of detailed information about intangible assets [line items]
Description of discount rates applied to cash flow projections		10.50%
Description of growth rate used to extrapolate cash flow projections		5.00%
Cash-generating units | Minimum
Disclosure of detailed information about intangible assets [line items]
Description of discount rates applied to cash flow projections	10.50%
Description of growth rate used to extrapolate cash flow projections	4.30%
Cash-generating units | Maximum
Disclosure of detailed information about intangible assets [line items]
Description of discount rates applied to cash flow projections	18.00%
Description of growth rate used to extrapolate cash flow projections	6.50%
CGU 1 – Linx Group
Disclosure of detailed information about intangible assets [line items]
Forecast period over cash flow to equity	10 years